Document and Entity Information	May 27, 2026
Document And Entity Information [Line Items]
Entity Address, Country	US
Amendment Flag	false
Entity Central Index Key	0000071508
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Registrant Name	Entergy New Orleans, LLC
Entity Incorporation State Country Code	TX
Entity File Number	1-35747
Entity Tax Identification Number	82-2212934
Entity Address, Address Line One	1600 Perdido Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70112
City Area Code	(504)
Local Phone Number	670-3702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Mortgage Bonds 50 Series Due December 2052 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Mortgage Bonds, 5.0% Series due December 2052
Trading Symbol	ENJ
Security Exchange Name	NYSE
Mortgage Bonds 550 Series Due April 2066 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Mortgage Bonds, 5.50% Series due April 2066
Trading Symbol	ENO
Security Exchange Name	NYSE